Income Taxes - State Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Texas state tax rate (as a percent)	0.75%	1.00%
Benefit from revaluing deferred tax assets at the newly enacted rate	$ 1.7
Benefit from revaluing deferred tax assets at the newly enacted rate, non-controlling interest	$ 1.0